Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories

Inventories consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$’000	HK$’000	US$’000
Raw materials	4,934	5,104	650
Work in progress	2,002	1,851	236
Finished goods	4,566	2,647	337
Total inventories	11,502	9,602	1,223

Inventories consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Raw materials	6,171	4,934	635
Work in progress	2,070	2,002	258
Finished goods	5,847	4,566	588
Total inventories	14,088	11,502	1,481